Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Secured	¥ 29,086	¥ 30,036
Unsecured	1,586	1,771
Long-term Debt, Total	30,672	31,807
Less, portion due within one year	(9,817)	(10,610)
Long-term debt (Notes 4 and 10)	¥ 20,855	¥ 21,197
Minimum
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	0.20%	0.20%
Maximum
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	7.01%	11.60%